Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 1,862,465	$ 2,954,130	$ 1,997,041
Deferred	(282,010)	(194,045)	(44,685)
Total	$ 1,580,455	$ 2,760,080	$ 1,952,356